Shareholder Report, Holdings (Details) - Academy Veteran Bond ETF	Jul. 31, 2025
Ginnie Mae II Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	80.90%
Small Business Administration Pools [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
First American Government Obligations Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Ginnie Mae I Pool [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	81.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%